Reverse Recapitalization and Acquisitions of subsidiaries	12 Months Ended
Mar. 31, 2026
Business Combinations And Reverse Recapitalization [Abstract]
Reverse Recapitalization and Acquisitions of subsidiaries	Reverse Recapitalization and Acquisitions of subsidiaries
(1)Reverse Recapitalization
As discussed in Note 1 “Reporting entity,” Thunder Bridge was identified as the “acquired” entity for financial reporting purposes. Accordingly, the Company treated the Reverse Recapitalization as the equivalent of Coincheck issuing shares for the net assets of Thunder Bridge as of the closing date of the Reverse Recapitalization. The net assets of Thunder Bridge are stated at fair value, with no goodwill or other intangible assets recorded.
This determination was primarily based on the conclusion that the former Coincheck shareholders have a majority of the voting power of Coincheck Parent and Coincheck personnel comprise a majority of the governing body of Coincheck Parent.
The Reverse Recapitalization is not within the scope of IFRS 3 since there is no change in control based on the continued control of the Company by existing Coincheck shareholders and Thunder Bridge does not meet the definition of a business in accordance with IFRS 3; as such, the Reverse Recapitalization is accounted for within the scope of IFRS 2. Any excess of fair value of equity instruments deemed to have been issued by Coincheck over the fair value of Thunder Bridge’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.
Entities involved in SPAC mergers need to determine which entity is the predecessor whose financial statements will become the historical financial statements of the combined Company. The determination of which entity is the predecessor and successor in the merger transaction is separate from the determination of which entity is the accounting acquirer. Rule 405 under the U.S. Securities Act of 1933, as amended, defines a predecessor as “a person the major portion of the business and assets of which another person acquired in a single succession, or in a series of related successions in each of which the acquiring person acquired the major portion of the business and assets of the acquired person.” SPACs are blank-check companies whose sole purpose is to acquire a target or targets with the capital raised from their IPOs. Given that Thunder Bridge was a SPAC and did not have any significant activities, Thunder Bridge’s own operations before the succession are insignificant relative to the operations of Coincheck. Thunder Bridge’s financial statements do not report any significant revenues other than investment income on assets held in trust. As such, Coincheck was considered the predecessor entity for purposes of these consolidated financial statements.
In analogy with IFRS 3, Business Combinations, paragraph B21-B22, these financial statements have been prepared as a continuation of Coincheck with:
•the assets and liabilities of Coincheck recognized and measured in the financial statements at their carrying amounts immediately prior to the Reverse Recapitalization;
•the retained earnings, ordinary shares and capital surplus of Coincheck recognized in the financial statements at amounts immediately prior to the Reverse Recapitalization. Ordinary shares and capital surplus have been adjusted retroactively to reflect the legal capital of Coincheck Parent; and
•the comparative information presented in the financial statements is that of Coincheck.
Listing expenses
The following table displays the reconciliation of the total market capitalization attributable to Thunder Bridge stockholders and the Reverse Recapitalization impact to additional paid-in capital for the year ended March 31, 2025 and the calculation of the listing expense recognized for the year ended March 31, 2025:

(In millions, except share data and percentage)
Fair value of equity instruments deemed to have been issued by Coincheck
Thunder Bridge Closing Price per share on December 10, 2024	1,850
Total number of Coincheck shares at Closing	129,703,075
Total Market Capitalization of the Company	¥239,975
Thunder Bridge shareholders’ ownership	5.5%
Total market capitalization attributable to Thunder Bridge stockholders	¥13,165

Net assets of Thunder Bridge
Cash and cash equivalents(1)	1,798
Accounts payable and accrued expenses	(17)
Income taxes payable	(60)
Excise tax payable	(305)
Warrant liabilities(2)	(1,837)
Promissory note payable - related party	(128)
Net assets (liabilities) of Thunder Bridge as of December 10, 2024	(549)

Listing expense	¥13,714
____________
(1) Cash and cash equivalents represent the acquired cash and cash equivalent of Thunder Bridge before the payment of ¥1,593 million to Ghisallo under Non-Redemption Agreement since the payment to Ghisallo occurred immediately after the closing of the Reverse Recapitalization.
(2) As the terms of the Thunder Bridge public and private placement warrants were substantially the same before and after the completion of the Business Combination, the warrants are not deemed to be additional consideration under IFRS 2 but rather the Thunder Bridge public and private placement warrants were assumed as part of the Reverse Recapitalization (IAS 32).
Transaction Proceeds
Upon closing of the Reverse Recapitalization, the Company received net proceeds of ¥205 million, including ¥4,780 million from the trust, net of redemptions, offset by cash paid for the non-redemption and share forward agreement (the “Non-Redemption Agreement”) with Ghisallo Master Fund LP (“Ghisallo”) (see Note 27 “Equity” for further details of the non-redemption and share forward agreement) of ¥1,593 million, and transaction costs and professional fees, paid at closing, of ¥2,982 million. The following table reconciles the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the consolidated statement of changes in equity for the year ended March 31, 2025:

(In millions)
Cash-trust and cash, net of redemptions	¥4,780
Less: Ghisallo Non-Redemption Agreement	(1,593)
Less: transaction costs and professional fees, paid at closing	(2,982)
Proceeds from Reverse Recapitalization, net of Non-Redemption Agreement, transaction costs and professional fees	205
Less: warrant liabilities	(1,837)
Less: promissory note - related party	(128)
Less: excise tax payable	(305)
Less: income tax payable	(60)
Less: accounts payable and accrued expenses	(17)
Less: Other financial liabilities(1)	(189)
Add: Listing expense	13,714
Issuance of shares in Reverse Recapitalization, net	¥11,383
____________
(1) Other financial liabilities include expenses incurred by Coincheck Parent prior to the Reverse Recapitalization and recorded at their carrying values as a common control transaction.
The following table displays the reconciliation of the total market capitalization attributable to Thunder Bridge stockholders and the reverse recapitalization impact to additional paid-in capital for the year ended March 31, 2025:

(In millions)
Total market capitalization attributable to Thunder Bridge stockholders	¥13,165
Less: Ghisallo Non-Redemption Agreement	(1,593)
Less: Additional paid-in capital transferred over when transferring net liabilities from CCG, under common control	(189)
Less: Ordinary Shares	(15)
Plus: Treasury shares	4
Additional paid-in capital from Reverse Recapitalization, net	¥11,372
The Reverse Recapitalization also involved:
•the former Thunder Bridge warrant holders receiving one warrant to purchase an Ordinary Share of Coincheck Parent for each issued and outstanding warrant to acquire Class A common stock of Thunder Bridge, which has resulted in the issuance of 4.9 million warrants (see Note 24 “Financial instruments”); and
•professional services expenditure of ¥4,595 million, incurred to facilitate listing on Nasdaq, which, in addition to the ¥13,714 million described in the table above, has resulted in a total of ¥18,309 million related to the share listing and associated expenses being recognized in the profit or loss.
(2)Next Finance Tech
Coincheck Parent acquired Next Finance Tech in March 2025. The initial accounting for a business combination was provisional and has been finalized for the year ended March 31, 2026. The accounting has been applied retroactively as of March 31, 2025. Intangible assets excluding goodwill increased by ¥250 million, deferred tax liabilities increased by ¥79 million and deferred tax assets decreased by ¥49 million based on information that became available after the acquisition date. As a result, the amount of goodwill included in the intangible assets decreased by ¥122 million. No material changes were made to previously reported net income or earning per share.
(a)Consideration transferred
The following table displays the acquisition date fair value of each major class of consideration transferred.

(In millions)
Cash	¥265
The ordinary share of Coincheck Parent (1,111,450 shares)	1,077
Total fair value of consideration	¥1,342
(i)Equity instruments issued
The number of Ordinary Shares issued was 1,111,450 and the fair value of the Ordinary Shares issued was based on the listed share price of Coincheck Parent at March 14, 2025 of USD6.53 per share.
(b)Acquisition-related costs
The Company incurred acquisition-related costs of ¥11 million on legal fees and due diligence costs. These costs have been included in “Selling, general and administrative expenses.”
(c)Identifiable assets acquired and liabilities assumed
The following table displays the recognized amounts of assets acquired and liabilities assumed as of the date of acquisition.

(In millions)
Fair value recognized
Cash and cash equivalents	¥29
Other financial assets	3
Other assets	2
Property and equipment	2
Crypto asset held (non-current)	21
Other financial assets (non-current)	1
Intangible assets	250
Deferred tax liabilities	(79)
Other financial liabilities	(5)
Total identifiable net assets acquired	¥225
(d)Goodwill
Goodwill arising from the acquisition has been recognized as follows.

(In millions)
Fair value recognized
Total identifiable net assets acquired	¥225
Goodwill arising on acquisition	1,117
Fair value of consideration	¥1,342
The goodwill is attributable mainly to the skills and technical talent of Next Finance's work force and the synergies expected to be achieved from integrating Next Finance into the Company’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.
(3)Aplo
Coincheck Parent acquired all of the issued and outstanding shares of Aplo on October 14, 2025 (See Note 1 “Reporting entity”). The accounting for a business combination has been finalized for the year ended March 31, 2026.
Aplo contributed total revenue of ¥19,925 million and net loss of ¥427 million to the Company’s results for the year ended March 31, 2026. If the acquisition had occurred on April 1, 2025, management estimates that consolidated net loss would have been ¥2,159 million for the year ended March 31, 2026. Management has determined that disclosure of the consolidated total revenue is impracticable. Despite reasonable efforts, the information cannot be obtained or reconstructed without undue cost or effort.
(a)Consideration transferred
The following table displays the acquisition date fair value of each major class of consideration transferred.

(In millions)
Cash consideration for warrant holders	¥26
Ordinary shares of Coincheck Parent (5,007,500 shares)	3,405
Total fair value of consideration	¥3,431
(i)Equity instruments issued
The number of Ordinary Shares issued was 5,007,500 and the fair value of the Ordinary Shares issued was based on the listed share price of Coincheck Parent at October 14, 2025 of USD4.47 per share.
(b)Acquisition-related costs
The Company incurred acquisition-related costs of ¥289 million on legal fees and due diligence costs. These costs have been included in “Selling, general and administrative expenses.”
(c)Identifiable assets acquired and liabilities assumed
The following table displays the recognized amounts of assets acquired and liabilities assumed as of the date of acquisition.

(In millions)
Fair value recognized
Cash and cash equivalents	¥278
Crypto assets held	199
Customer accounts receivable	19
Other financial assets	150
Other current assets	11
Property and equipment	2
Other financial assets (non-current)	17
Identifiable intangible assets	2,092
Deferred tax liabilities	(523)
Other financial liabilities	(128)
Other current liabilities	(8)
Other financial liabilities (non-current)	(244)
Total identifiable net assets acquired	¥1,865
(d)Goodwill
Goodwill arising from the acquisition has been recognized as follows.

(In millions)
Fair value recognized
Total identifiable net assets acquired	¥1,865
Goodwill arising on acquisition	1,566
Fair value of consideration	¥3,431
The goodwill is attributable mainly to the skills and technical talent of Aplo’s work force and the synergies expected to be achieved from integrating Aplo into the Company’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.
(4)3iQ
Effective March 1, 2026, Coincheck Parent acquired 99.8% beneficial ownership of 3iQ Corp. 3iQ, based in Ontario, Canada, is a leading alternative digital asset manager. As both Coincheck Parent and 3iQ were under the common control of Monex at the date of transfer, the acquisition has been accounted for as a business combination under common control using the predecessor value method. The assets acquired and liabilities assumed are recognized at their carrying amounts as previously recorded in Monex’s consolidated financial statements at the date of transfer.
3iQ contributed total revenue of ¥191 million and net loss of ¥11 million to the Company’s results for the year ended March 31, 2026. If the acquisition had occurred on April 1, 2025, management estimates that consolidated total revenue and net loss would have been ¥483,139 million and ¥1,678 million for the year ended March 31, 2026.
(a)Consideration transferred
The consideration transferred comprised 27,910,845 Ordinary Shares issues to the selling shareholders on February 28, 2026. The consideration has been measured at the contractual price of USD4.00 per share, being the price agreed between the parties in the transaction. The total consideration transferred amounts to ¥17,423 million.
(b)Acquisition-related costs
The Company incurred acquisition-related costs of ¥57 million on legal fees and due diligence costs. These costs have been included in “Selling, general and administrative expenses.”
(c)Identifiable assets acquired and liabilities assumed
The following table displays the recognized amounts of assets acquired and liabilities assumed as of the date of transfer. Any difference arising on the transaction is recorded directly in merger reserve within equity.

(In millions)
Book value recognized on acquisition
Assets:
Current assets:
Cash and cash equivalents	¥1,544
Customer accounts receivable	194
Other financial assets	124
Other current assets	101
Total current assets	1,963
Noncurrent assets:
Property and equipment	25
Intangible assets	6,745
Crypto assets held (Non-current)	9
Other financial assets (Non-current)	62
Deferred tax assets	53
Total non-current assets	6,894
Total assets	8,856
Liabilities:
Current liabilities:
Other financial liabilities	326
Income taxes payable	34
Other current liabilities	2
Total current liabilities	362
Total Liabilities	362
Total identifiable net assets acquired	¥8,494